Supplement dated July 31, 2006 to the Loomis Sayles Retail Funds, Loomis
    Sayles Institutional Funds, Loomis Sayles High Income Opportunities Fund,
     Loomis Sayles Securitized Asset Fund and Loomis Sayles Investment Grade Bond Fund Class J Statements of Additional Information each dated February 1, 2006, as may
                 be revised and supplemented from time to time

          (This supplement replaces the supplement dated July 21, 2006)


     Effective May 1, 2006, Russell L. Kane succeeded Kristin S. Vigneaux as the Chief Compliance Officer for Mutual Funds. Accordingly, the table following the second paragraph in the section "Management of the Trust" is revised to delete all references to Kristin S. Vigneaux and to add the following:

------------------------------------------------------------------------------------------------------------------------------------
Officers of the Trusts
------------------------------------------------------------------------------------------------------------------------------------
Name and Date of        Position(s)                  Term of Office          Principal Occupation(s) During Past 5 Years
Birth                   Held with the                and Length of
                        Trusts                       Time Served
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Russell L. Kane              Chief                   Chief Compliance        Chief Compliance Officer for Mutual Funds, Vice
(7/23/69)                  Compliance                Officer, since May      President, Associate General Counsel, Assistant
                            Officer;                 2006; Assistant         Secretary and Assistant Clerk, IXIS Asset Management
                           Assistant                 Secretary since         Distributors, L.P. and IXIS Asset Management
                           Secretary                 June 2004               Advisors, L.P.; Vice President, Associate General
                                                                             Counsel, Assistant Secretary and Assistant Clerk, IXIS
                                                                             Asset Management Distribution Corporation; formerly,
                                                                             Senior Counsel, Columbia Management Group.

------------------------------------------------------------------------------------------------------------------------------------



     Effective July 1, 2006, Edward A. Benjamin became Chairman of the Contract Review and Governance Committee (the "Committee") succeeding Kenneth J. Cowan, who remains as a member of the Committee. Accordingly, the table after paragraph two in the section "Management of the Trusts" and the listing of committee membership of the Trustees after paragraph three in the sub-section "Standing Board Committees" are revised as follows with regard to Messrs. Benjamin and Cowan:

------------------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth      Position(s) Held with the     Principal                Number of Portfolios in Fund
                            Trusts, Length of Time        Occupation(s)            Complex Overseen***
                            Served and Term of            During Past 5 Years**    and Other Directorships
                            Office*                                                Held
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Edward A. Benjamin             Trustee since 2002         Retired                                 38
(5/30/38)
                             Chairman of the Contract                                Director, Precision Optics
                              Review and Governance                                     Corporation (optics
                                    Committee                                              manufacturer)

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth      Position(s) Held with the     Principal                Number of Portfolios in Fund
                            Trusts, Length of Time        Occupation(s)            Complex Overseen***
                            Served and Term of            During Past 5 Years**    and Other Directorships
                            Office*                                                Held
------------------------------------------------------------------------------------------------------------------------------------

Kenneth J. Cowan (4/5/32)        Trustee since 2003       Retired                                 38

                                Contract Review and                                              None
                               Governance Committee
                                      Member

                             (formerly, Co-Chairman of
                              the Board, August 2004 -
                                   November 2005)

------------------------------------------------------------------------------------------------------------------------------------

     The current membership of each committee is as follows:

         Audit Committee                Contract Review and Governance Committee
         Daniel M. Cain - Chairman      Edward A. Benjamin- Chairman
         John A. Shane                  Graham T. Allison, Jr.
         Cynthia L. Walker              Charles D. Baker
                                        Paul G. Chenault
                                        Kenneth J. Cowan
                                        Richard Darman

     As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.



                                                                   M-LSSP59-0706

     Supplement dated July 31, 2006 to the Statement of Additional Information -
     Part II for IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II and Loomis Sayles Funds II dated February 1, 2006, as may be revised and supplemented from time to time

          (This supplement replaces the supplement dated July 21, 2006)


     Effective May 1, 2006, Russell L. Kane succeeded Kristin S. Vigneaux as the Chief Compliance Officer for Mutual Funds. Accordingly, the table following the second paragraph in the section "Management of the Trust" is revised to delete all references to Kristin S. Vigneaux and to add the following:

------------------------------------------------------------------------------------------------------------------------------------
Officers of the Trusts
------------------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth         Position(s)            Term of Office         Principal Occupation(s) During Past 5 Years
                               Held with the          and Length of
                               Trusts                 Time Served
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Russell L. Kane                Chief                  Chief Compliance       Chief Compliance Officer for Mutual Funds, Vice
(7/23/69)                     Compliance              Officer, since May     President, Associate General Counsel, Assistant
                                Officer;              2006; Assistant        Secretary and Assistant Clerk, IXIS Asset Management
                               Assistant              Secretary since        Distributors, L.P. and IXIS Asset Management
                               Secretary              June 2004              Advisors, L.P.; Vice President, Associate General
                                                                             Counsel, Assistant Secretary and Assistant Clerk, IXIS
                                                                             Asset Management Distribution Corporation; formerly,
                                                                             Senior Counsel, Columbia Management Group.

------------------------------------------------------------------------------------------------------------------------------------


     Effective July 1, 2006, Edward A. Benjamin became Chairman of the Contract Review and Governance Committee (the "Committee") succeeding Kenneth J. Cowan, who remains as a member of the Committee. Accordingly, the table after paragraph two in the section "Management of the Trusts" and the listing of committee membership of the Trustees after paragraph three in the sub-section "Standing Board Committees" are revised as follows with regard to Messrs. Benjamin and Cowan:

------------------------------------------------------------------------------------------------------------------------------------
                                 Position(s) Held with the      Principal Occupation(s)      Number of Portfolios in Fund
Name and Date of Birth           Trusts, Length of Time         During Past 5 Years**        Complex Overseen***
                                 Served and Term of Office*                                  and Other Directorships Held
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Edward A. Benjamin                        Trustee               Retired                                  38
(5/30/38)
                                  Chairman of the Contract                                   Director, Precision Optics
                                   Review and Governance                                         Corporation (optics
                                        Committee                                                    manufacturer)

                                    Since 2003 for IXIS
                                  Advisor Funds Trust I and
                                  IXIS Advisor Funds Trust
                                 II; 2002 for Loomis Sayles
                                         Funds II

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                 Position(s) Held with the      Principal Occupation(s)      Number of Portfolios in Fund
Name and Date of Birth           Trusts, Length of Time         During Past 5 Years**        Complex Overseen***
                                 Served and Term of Office*                                  and Other Directorships Held
------------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Cowan (4/5/32)                  Trustee              Retired                                  38

                                    Contract Review and                                                 None
                                    Governance Committee
                                           Member

                                  (formerly, Co-Chairman of
                                   the Board, August 2004 -
                                        November 2005)

                                    Since 1993 for IXIS
                                 Advisor Funds Trust I; 1975
                                   for IXIS Advisor Funds
                                  Trust II; 2003 for Loomis
                                        Sayles Funds II
------------------------------------------------------------------------------------------------------------------------------------



     The current membership of each committee is as follows:

      Audit Committee                  Contract Review and Governance Committee
      Daniel M. Cain - Chairman        Edward A. Benjamin- Chairman
      John A. Shane                    Graham T. Allison, Jr.
      Cynthia L. Walker                Charles D. Baker
                                       Paul G. Chenault
                                       Kenneth J. Cowan
                                       Richard Darman

     As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.



                                                                      SP308-0706